Pledge of Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Financial Instruments Pledged as Collateral [Abstract]
Trading securities and available-for-sale securities pledged as collateral	$ 9,047	¥ 54,769	¥ 38,241